Prepayments, receivables and other current assets, net and other non-current assets, net - Movement of the allowances for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in the allowances for credit losses
Balance at beginning of the year	¥ (11,405)	¥ (72,167)	¥ (3,871)
Reversal/(Provision)	(892)	12,757	(73,004)
Write-offs	11,382	48,005	4,708
Balance at end of the year	¥ (915)	¥ (11,405)	¥ (72,167)